EMPLOYEE BENEFIT PLANS - Defined contribution plans (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefit plans
Post-employment benefit expense, defined contribution plans	$ 261,392	$ 240,121
Pension [Member]
Disclosure of employee benefit plans
Post-employment benefit expense, defined contribution plans	200,615	182,991
Current severance regimen [Member]
Disclosure of employee benefit plans
Post-employment benefit expense, defined contribution plans	$ 60,777	$ 57,130